                       SUPPLEMENT DATED JUNE 1, 2012 TO

             PROSPECTUS DATED APRIL 29, 2005 (AS SUPPLEMENTED) FOR

                   FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR
                       VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund and the GE Investments Mid-Cap Equity Fund (each, a "Portfolio").

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.

Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be added to your Contract. All references to the GE Investments Money Market Fund in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust -- Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:

                                                                                           ADVISER (AND SUB-ADVISER(S), AS
                        SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                    APPLICABLE)
                        ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current     Goldman Sachs Asset Management,
INSURANCE TRUST         FUND -- SERVICE SHARES      income to the extent consistent with   L.P.
                                                    the preservation of capital and the
                                                    maintenance of liquidity by investing
                                                    exclusively in high quality money
                                                    market instruments.
                        ---------------------------------------------------------------------------------------------------

15597 SUPPM 06/01/12

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS


                            SUBACCOUNT                                    INVESTMENT OBJECTIVE
                            ------------------------------------------------------------------------------
THE ALGER PORTFOLIOS        ALGER LARGE CAP GROWTH              Seeks long-term capital appreciation.
                            PORTFOLIO -- CLASS I-2 SHARES
                            ------------------------------------------------------------------------------
                            ALGER SMALL CAP GROWTH              Seeks long-term capital appreciation.
                            PORTFOLIO -- CLASS I-2 SHARES
                            ------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE  ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
PRODUCTS SERIES FUND, INC.  INCOME PORTFOLIO -- CLASS B
                            ------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES  FEDERATED CAPITAL APPRECIATION      The Fund's investment objective is
                            FUND II -- PRIMARY SHARES           capital appreciation.
                            ------------------------------------------------------------------------------
                            FEDERATED HIGH INCOME BOND          Seeks high current income by
                            FUND II -- PRIMARY SHARES           investing in a diversified portfolio of
                                                                high yield, lower-rated corporate
                                                                bonds commonly referred to as "junk
                                                                bonds."
                            ------------------------------------------------------------------------------
                            FEDERATED MANAGED VOLATILITY        Seeks high current income and
                            FUND II (FORMERLY, FEDERATED        moderate capital appreciation.
                            CAPITAL INCOME FUND II)

                            ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE        VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS          INITIAL CLASS                       reduced risk over the long term by
FUND                                                            allocating its assets among stocks,
                                                                bonds, and short-term instruments.









                            ------------------------------------------------------------------------------
                            VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                            INITIAL CLASS

                            ------------------------------------------------------------------------------
                            VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                            INITIAL CLASS                       will also consider the potential for
                                                                capital appreciation. The fund's goal is
                                                                to achieve a yield which exceeds the
                                                                composite yield on the securities
                                                                comprising the S&P 500(R) Index.
                            ------------------------------------------------------------------------------
                            VIP GROWTH PORTFOLIO -- INITIAL     Seeks to achieve capital appreciation.
                            CLASS

                            ------------------------------------------------------------------------------
                            VIP GROWTH & INCOME                 Seeks high total return through a
                            PORTFOLIO -- INITIAL CLASS          combination of current income and
                                                                capital appreciation.
                            ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

------------------------------------------------------------------------------
The Fund's investment objective is        Federated Equity Management
capital appreciation.                     Company of Pennsylvania
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds commonly referred to as "junk
bonds."
------------------------------------------------------------------------------
Seeks high current income and             Federated Equity Management
moderate capital appreciation.            Company of Pennsylvania
       (subadvised by Federated Investment
                                          Management Company)
------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------


                          SUBACCOUNT                                   INVESTMENT OBJECTIVE
                          -----------------------------------------------------------------------------
                          VIP GROWTH OPPORTUNITIES           Seeks to provide capital growth.
                          PORTFOLIO -- INITIAL CLASS

                          -----------------------------------------------------------------------------
                          VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                          CLASS 2

                          -----------------------------------------------------------------------------
                          VIP OVERSEAS PORTFOLIO -- INITIAL  Seeks long-term growth of capital.
                          CLASS

                          -----------------------------------------------------------------------------
FRANKLIN TEMPLETON        TEMPLETON FOREIGN SECURITIES       Seeks long-term capital growth. The
VARIABLE                  FUND -- CLASS 1 SHARES             fund normally invests at least 80% of
INSURANCE PRODUCTS TRUST                                     its net assets in investments of issuers
                                                             located outside the U.S., including
                                                             those in emerging markets.
                          -----------------------------------------------------------------------------
GE INVESTMENTS FUNDS,     INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
INC.                                                         with prudent investment management
                                                             and the preservation of capital.
                          -----------------------------------------------------------------------------
                          PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                          CLASS 1 SHARES                     future income rather than current
                                                             income.
                          -----------------------------------------------------------------------------
                          REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                          CLASS 1 SHARES                     current income and capital
                                                             appreciation.
                          -----------------------------------------------------------------------------
                          S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                             accumulation of income that
                                                             corresponds to the investment return of
                                                             the S&P 500(R) Composite Stock Index.
                          -----------------------------------------------------------------------------
                          SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                          SHARES






                          -----------------------------------------------------------------------------
                          TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return
                          SHARES                             composed of current income and
                                                             capital appreciation, as is consistent
                                                             with prudent investment risk.



                          -----------------------------------------------------------------------------
                          U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                          SHARES
                          -----------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE    GOLDMAN SACHS LARGE CAP VALUE      Seeks long-term capital appreciation.
INSURANCE TRUST           FUND -- INSTITUTIONAL SHARES
                          -----------------------------------------------------------------------------
                          GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
                          FUND
                          -----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks to provide capital growth.          FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FMR
        (U.K.), FRAC, FIIA, FIIA(U.K.)L,
        and FIJ)
-----------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
-----------------------------------------------------------------------------
Seeks maximum income consistent           GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks maximum total return through        GE Asset Management Incorporated
current income and capital                (subadvised by Urdang Securities
appreciation.                             Management, Inc.)
-----------------------------------------------------------------------------
Seeks growth of capital and               GE Asset Management Incorporated
accumulation of income that               (subadvised by SSgA Funds
corresponds to the investment return of   Management, Inc.)
the S&P 500(R) Composite Stock Index.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated
        (subadvised by Palisade Capital
                                          Management L.L.C., Champlain
                                          Investment Partners, LLC,
                                          GlobeFlex Capital, LP, Kennedy
                                          Capital Management, Inc. and
                                          SouthernSun Asset Management,
                                          Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return            GE Asset Management Incorporated
composed of current income and            (subadvised by Urdang Securities
capital appreciation, as is consistent    Management, Inc. (for real estate
with prudent investment risk.             related investments only) and
                                          Palisade Capital Management L.L.C.
                                          (for small-cap equity investments
                                          only))
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management
        Incorporated
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
                                          L.P.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
                                          L.P.
-----------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                           SUBACCOUNT                                     INVESTMENT OBJECTIVE
                           --------------------------------------------------------------------------------
                           GOLDMAN SACHS MONEY MARKET           Seeks to maximize current income to
                           FUND -- SERVICE SHARES               the extent consistent with the
                                                                preservation of capital and the
                                                                maintenance of liquidity by investing
                                                                exclusively in high quality money
                                                                market instruments.
                           --------------------------------------------------------------------------------
JANUS ASPEN SERIES         BALANCED PORTFOLIO -- INSTITUTIONAL  Seeks long-term capital growth,
                           SHARES                               consistent with preservation of capital
                                                                and balanced by current income.
                           --------------------------------------------------------------------------------
                           ENTERPRISE PORTFOLIO --              Seeks long-term growth of capital.
                           INSTITUTIONAL SHARES
                           --------------------------------------------------------------------------------
                           FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum total return,
                           INSTITUTIONAL SHARES                 consistent with preservation of capital.
                           --------------------------------------------------------------------------------
                           FORTY PORTFOLIO -- INSTITUTIONAL     A non-diversified portfolio/1/ that seeks
                           SHARES                               long-term growth of capital.
                           --------------------------------------------------------------------------------
                           GLOBAL TECHNOLOGY                    Seeks long-term growth of capital.
                           PORTFOLIO -- SERVICE SHARES
                           --------------------------------------------------------------------------------
                           JANUS PORTFOLIO -- INSTITUTIONAL     Seeks long-term growth of capital.
                           SHARES
                           --------------------------------------------------------------------------------
                           OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                           SHARES
                           --------------------------------------------------------------------------------
                           WORLDWIDE PORTFOLIO --               Seeks long-term growth of capital.
                           INSTITUTIONAL SHARES
                           --------------------------------------------------------------------------------
LEGG MASON PARTNERS        LEGG MASON CLEARBRIDGE VARIABLE      Seeks a high level of current income.
VARIABLE EQUITY TRUST      EQUITY INCOME BUILDER                Long-term capital appreciation is its
                           PORTFOLIO -- CLASS I                 secondary objective.
                           --------------------------------------------------------------------------------
                           LEGG MASON CLEARBRIDGE VARIABLE      Seeks long-term growth of capital.
                           LARGE CAP VALUE PORTFOLIO --         Current income as a secondary
                           CLASS I                              objective.

                           --------------------------------------------------------------------------------
LEGG MASON PARTNERS        LEGG MASON WESTERN ASSET             Seeks to maximize total return,
VARIABLE INCOME TRUST      VARIABLE STRATEGIC BOND              consistent with the preservation of
                           PORTFOLIO -- CLASS I                 capital.


                           --------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) NEW DISCOVERY SERIES --       The fund's investment objective is to
TRUST                      SERVICE CLASS SHARES                 seek capital appreciation.
                           --------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       OPPENHEIMER BALANCED FUND/           The Fund seeks a high total investment
ACCOUNT FUNDS              VA -- NON-SERVICE SHARES             return, which includes current income
                                                                and capital appreciation.
                           --------------------------------------------------------------------------------
                           OPPENHEIMER CAPITAL                  The Fund seeks capital appreciation by
                           APPRECIATION FUND/VA --              investing in securities of well-known,
                           NON-SERVICE SHARES                   established companies.
                           --------------------------------------------------------------------------------
                           OPPENHEIMER CORE BOND                The Fund's main objective is to seek a
                           FUND/VA -- NON-SERVICE SHARES        high level of current income. As a
                                                                secondary objective, this portfolio
                                                                seeks capital appreciation when
                                                                consistent with its primary objective.
                           --------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks a high level of current income.      Legg Mason Partners Fund Advisor,
Long-term capital appreciation is its      LLC (subadvised by ClearBridge
secondary objective.                       Advisors, LLC)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income as a secondary              LLC (subadvised by ClearBridge
objective.                                 Advisors, LLC)

-----------------------------------------------------------------------------
Seeks to maximize total return,            Legg Mason Partners Fund Advisor,
consistent with the preservation of        LLC (subadvised by Western Asset
capital.                                   Management Company and Western
                                           Asset Management Company
                                           Limited)
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The Fund seeks a high total investment     OppenheimerFunds, Inc.
return, which includes current income
and capital appreciation.
-----------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known,
established companies.
-----------------------------------------------------------------------------
The Fund's main objective is to seek a     OppenheimerFunds, Inc.
high level of current income. As a
secondary objective, this portfolio
seeks capital appreciation when
consistent with its primary objective.
-----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                         ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT                              INVESTMENT OBJECTIVE                   AS APPLICABLE)
                 ------------------------------------------------------------------------------------------------------
                 OPPENHEIMER HIGH INCOME        The Fund seeks a high level of current   OppenheimerFunds, Inc.
                 FUND/VA -- NON-SERVICE SHARES  income from investment in high-yield, fixed-income securities.
                 ------------------------------------------------------------------------------------------------------
                 OPPENHEIMER SMALL- & MID-CAP   The Fund seeks capital appreciation by   OppenheimerFunds, Inc.
                 GROWTH FUND/VA -- NON-SERVICE  investing in "growth type" companies.
                 SHARES
                 ------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   TOTAL RETURN PORTFOLIO --      Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  ADMINISTRATIVE CLASS SHARES    consistent with preservation of capital  Company LLC
                                                and prudent investment management.
                 ------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501

Please include your name, your policy number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

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